Conventional Natural Gas Producing Activities (Unaudited) - Schedule of Development Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Development Costs [Abstract]
Acquisition of properties	$ 5,207,800
Exploration costs
Development costs	$ 6,290,384	$ 9,091,621